Summary Prospectus August 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group





DWS ALTERNATIVE ASSET ALLOCATION PLUS FUND






CLASS/Ticker    A   AAAAX    C   AAAPX    INST   AAAZX    S   AAASX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, C), (800) 730-1313 (INST) and
(800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated August 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks capital appreciation.



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 13) and Purchase and Redemption of Shares in the fund's SAI (p. II-10).


SHAREHOLDER FEES (paid directly from your investment)


                                                      A          C    INST      S
                                           ------------  ---------  ------  -----
Maximum sales charge (load) on purchases,
as % of offering price                           5.75      None     None    None
------------------------------------------       ----      --       ------  -----
Maximum contingent deferred sales charge
(load), as % of redemption proceeds          None(1)     1.00       None    None
------------------------------------------   --------    ----       ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                                    A          C        INST           S
                                            ---------  ---------  ----------  ----------
Management fee                                  0.20       0.20       0.20        0.20
-------------------------------------------     ----       ----       ----        ----
Distribution/service
(12b-1) fees                                    0.24       1.00      None        None
-------------------------------------------     ----       ----      -----       -----
Other expenses (includes an administrative
fee)                                            0.39       0.36       0.26        0.51
-------------------------------------------     ----       ----      -----       -----
Acquired funds (underlying funds) fees and
expenses                                        1.34       1.34       1.34        1.34
-------------------------------------------     ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING EXPENSES            2.17       2.90       1.80        2.05
-------------------------------------------     ----       ----      -----       -----
Less fee waiver/reimbursement                   0.37       0.35       0.25        0.50
-------------------------------------------     ----       ----      -----       -----
NET ANNUAL FUND OPERATING EXPENSES              1.80       2.55       1.55        1.55
-------------------------------------------     ----       ----      -----       -----

(1) Investments of $250,000 or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 0.75% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

"Acquired Funds (Underlying Funds) Fees and Expenses" includes the impact of dividends on short sales for investments in DWS Disciplined Market Neutral Fund. "Acquired Funds (Underlying Funds) Fees and Expenses" would be 1.12% excluding these dividends on short sales and the "Net Annual Fund Operating Expense" would be 1.58%, 2.33%, 1.33% and 1.33%, respectively, for Class A, Class C, Institutional Class and Class S shares, without these dividends on short sales.


The Advisor has contractually agreed through July 31, 2011 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at ratios no higher than 0.46%, 1.21%, 0.21% and 0.21%, respectively, for Class A, Class C, Institutional Class and Class S. The agreement may only be terminated with the consent of the fund's Board and does not extend to extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.34%).


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS            A          C       INST          S
-------  ---------  ---------  ---------  ---------
1        $  747     $  358     $  158     $  158
--       ------     ------     ------     ------
3        $1,181     $  865     $  542     $  594
--       ------     ------     ------     ------
5        $1,639     $1,497     $  952     $1,057
--       ------     ------     ------     ------
10       $2,904     $3,199     $2,095     $2,339
--       ------     ------     ------     ------

You would pay the following expenses if you did not redeem your shares:

YEARS            A          C       INST          S
-------  ---------  ---------  ---------  ---------
1        $  747     $  258     $  158     $  158
--       ------     ------     ------     ------
3        $1,181     $  865     $  542     $  594
--       ------     ------     ------     ------
5        $1,639     $1,497     $  952     $1,057
--       ------     ------     ------     ------
10       $2,904     $3,199     $2,095     $2,339
--       ------     ------     ------     ------

PORTFOLIO TURNOVER

The fund (or an underlying fund) pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


Portfolio turnover rate for fiscal year 2010: 18%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund seeks to achieve its objective by investing in alternative (or non-traditional) asset categories and investment strategies.


The fund is a fund-of-funds, which means its assets are invested in a combination of other DWS funds, certain other securities and derivative instruments. The fund may also invest in securities of Exchange Traded Funds ("ETFs") or hedge funds when the desired economic exposure to a particular asset category or investment strategy is not available through a DWS fund (ETFs, hedge funds and DWS funds, collectively referred to as "underlying funds"). The fund's allocations among the underlying funds may vary over time.


MANAGEMENT PROCESS. The fund allocates its assets among underlying funds that emphasize the following strategies and/or asset categories: market neutral, inflation-protection, commodities, real estate, floating rate loans, infrastructure and emerging markets.


The fund may make allocations ranging from 0% to 30% of its assets (exclusive of assets allocated to the iGAP strategy discussed below) in a particular strategy or asset category.


IGAP STRATEGY. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing a global tactical asset allocation overlay strategy. This strategy, which portfolio management calls iGAP (integrated Global Alpha Platform), attempts to take advantage of inefficiencies within global equity, bond, commodity and currency markets. The iGAP strategy is implemented through the use of derivatives, which are contracts or other instruments whose value is based on, for example, indices, currencies or securities. The iGAP strategy primarily uses exchange-traded futures contracts and over-the-counter forward currency contracts.


Certain DWS funds in which the fund invests may also use the iGAP strategy.

--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives outside of the iGAP strategy for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


Because the fund invests in underlying funds, the risks listed here include those of the various underlying funds as well as those of the fund itself. Therefore, in these risk descriptions the term "the fund" may refer to the fund itself, one or more underlying funds, or both.


ASSET ALLOCATION RISK. Portfolio management may favor one or more types of investments or assets that underperform other investments, assets, or securities markets as a whole. Anytime portfolio management buys or sells securities in order to adjust the fund's asset allocation this will increase portfolio turnover and generate transaction costs.


STOCK MARKET RISK. The fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.


UNDERLYING FUNDS RISK. Because the fund may invest in underlying funds, the fund's performance will be directly related to the performance of the underlying portfolios or funds. To the extent that a given underlying fund underperforms its benchmark or its fund peer group, it may contribute to underperformance by the fund.


FOREIGN INVESTMENT RISK. To the extent the fund invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. Foreign investment risks are



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greater in emerging markets than in developed markets. Emerging market investments are often considered speculative.

IGAP RISK. The success of the iGAP strategy depends, in part, on portfolio management's ability to analyze the correlation between various global markets and asset classes. If portfolio management's correlation analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the iGAP strategy.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


COMMODITIES-RELATED INVESTMENTS RISK. The commodities-linked derivatives instruments in which the fund invests tend to be more volatile than many other types of securities and may subject the fund to special risks that do not apply to all derivatives transactions.


INFLATION-INDEXED BOND RISK. Any rise in interest rates may cause inflation-indexed bonds to decline in price, hurting fund performance. If interest rates rise owing to reasons other than inflation, the fund's investment in these securities may not be fully protected from the effects of rising interest rates.


The performance of any bonds that are indexed to non-US rates of inflation may be higher or lower than those indexed to US inflation rates. The fund's actual returns could fail to match the real rate of inflation.


CREDIT RISK. The fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal.


SMALL COMPANY RISK. Small company stocks tend to be more volatile and less liquid than large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors.


SENIOR LOANS RISK. Senior Loans are not rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior Loans involve other risks described elsewhere in this prospectus, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance.


SHORT SALE RISK. If the fund sells a security short and subsequently has to buy the security back at a higher price, the fund will lose money on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the fund must pay to a lender of the security. The amount the fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the fund, could increase the exposure of the fund to the market, increase losses and increase the volatility of returns.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


BORROWING RISK. Borrowing creates leverage. It also adds to fund expenses and at times could effectively force the fund to sell securities when it otherwise might not want to.


CONFLICT OF INTEREST RISK. Because of laws limiting self-dealing and other matters, the fund may not be able to invest in Senior Loans issued or marketed by an affiliate of the Advisor, or may not be able to invest at the desired time or price, and may have less access to inside information.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business (such as trading or securities lending), or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments, which could lead to losses for the fund.


ETF RISK. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. An ETF is subject to the risks of the assets in which it invests as well as those of the investment strategy it follows. The fund incurs brokerage costs when



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                                      DWS Alternative Asset Allocation Plus Fund


                                               SUMMARY PROSPECTUS August 1, 2010
it buys and sells shares of an ETF and also bears its proportionate share of the ETF's fees and expenses, which are passed through to ETF shareholders.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


TAX STATUS RISK. Income from certain commodity-linked derivatives does not constitute "qualifying income" to the fund. If such income were not to constitute qualifying income, the fund might be subject to tax at the fund level.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]






  -27.13      25.58
   2008       2009




Best Quarter: 15.11%, Q2 2009       Worst Quarter: -16.48%, Q4 2008
Year-to-Date as of 6/30/10: -0.36%

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class A and would be different for other classes) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                 CLASS           1       SINCE
                             INCEPTION        YEAR   INCEPTION
                           -----------  ----------  ----------
CLASS A before tax         7/31/2007        18.36       -4.09
-------------------------  ---------        -----      ------
  After tax on
  distributions                             17.15       -5.54
  After tax on distribu-
  tions, with sale                          12.15       -4.24
-------------------------  ---------        -----      ------
CLASS C before tax         7/31/2007        24.78       -2.60
-------------------------  ---------        -----      ------
INST CLASS before tax      7/31/2007        25.99       -1.63
-------------------------  ---------        -----      ------
CLASS S before tax         7/31/2007        25.81       -1.63
-------------------------  ---------        -----      ------
MSCI WORLD INDEX                            29.99       -9.36
-------------------------  ---------        -----      ------
BARCLAYS CAPITAL US
AGGREGATE BOND INDEX                         5.93       6.80
-------------------------  ---------        -----      ------
STANDARD & POOR'S 500
(S&P 500) INDEX                             26.46       -8.76
-------------------------  ---------        -----      ------
BLENDED INDEX                               22.84       -4.30
-------------------------  ---------        -----      ------

The Advisor believes the additional indexes (Barclays Capital US Aggregate Bond Index, S&P 500 Index and Blended Index) reflect typical fund asset allocations and represent the fund's overall investment process.

BLENDED INDEX consists of Morgan Stanley Capital International (MSCI) World Index (70%) and Barclays Capital U.S. Aggregate Bond Index (30%).



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

QS Investors, LLC (QS Investors)


PORTFOLIO MANAGER(S)

ROBERT WANG, HEAD OF PORTFOLIO MANAGEMENT AND TRADING, QS INVESTORS. Began managing the fund in 2007.


INNA OKOUNKOVA, HEAD OF STRATEGIC ASSET ALLOCATION PORTFOLIO MANAGEMENT, QS INVESTORS. Began managing the fund in 2007.


THOMAS PICCIOCHI, HEAD OF GTAA MANAGEMENT AND IMPLEMENTATION, QS INVESTORS. Began managing the fund in 2007.



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                                      DWS Alternative Asset Allocation Plus Fund


                                               SUMMARY PROSPECTUS August 1, 2010

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                         AUTOMATIC
                                        UGMAS/          INVESTMENT
             NON-IRA            IRAS     UTMAS               PLANS
        ------------  --------------  --------  ------------------
A C         1,000            500       1,000             500
------      -----            ---       -----             ---
INST    1,000,000           N/A         N/A             N/A
------  ---------           ----       -----            ----
S           2,500          1,000       1,000           1,000
------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, C and S shares and no minimum additional investment for Class A and Class S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Institutional Class shares are generally available only to qualified institutions.



TAX INFORMATION


The fund's distributions (dividend and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


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                                      DWS Alternative Asset Allocation Plus Fund
                                    SUMMARY PROSPECTUS August 1, 2010 DAAAPF-SUM